Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Fixed Income Securities, Inc.
Entity Central Index Key	0000879569
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000026757
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	STIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$9,552	$10,000	$10,000	$10,000
11/30/2015	$9,323	$10,097	$10,008	$9,830
11/30/2016	$9,959	$10,316	$10,827	$10,293
11/30/2017	$10,641	$10,648	$11,593	$10,987
11/30/2018	$10,475	$10,505	$11,456	$10,885
11/30/2019	$11,509	$11,639	$12,478	$11,806
11/30/2020	$12,149	$12,486	$13,195	$12,320
11/30/2021	$12,603	$12,342	$13,375	$12,667
11/30/2022	$11,106	$10,758	$11,973	$11,513
11/30/2023	$11,647	$10,885	$12,695	$12,061
11/30/2024	$12,955	$11,633	$14,298	$13,228

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	6.24%	1.45%	2.62%
Class A Shares without sales load	11.24%	2.40%	3.09%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 585,418,737
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,574,073
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000026759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class C Shares
Trading Symbol	SINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$178	1.69%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,687	$10,097	$10,008	$9,830
11/30/2016	$10,271	$10,316	$10,827	$10,293
11/30/2017	$10,892	$10,648	$11,593	$10,987
11/30/2018	$10,641	$10,505	$11,456	$10,885
11/30/2019	$11,619	$11,639	$12,478	$11,806
11/30/2020	$12,158	$12,486	$13,195	$12,320
11/30/2021	$12,518	$12,342	$13,375	$12,667
11/30/2022	$10,959	$10,758	$11,973	$11,513
11/30/2023	$11,493	$10,885	$12,695	$12,061
11/30/2024	$12,785	$11,633	$14,298	$13,228

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	9.42%	1.60%	2.49%
Class C Shares without sales load	10.42%	1.60%	2.49%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 585,418,737
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,574,073
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000026760
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class F Shares
Trading Symbol	STFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class F Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$9,902	$10,000	$10,000	$10,000
11/30/2015	$9,664	$10,097	$10,008	$9,830
11/30/2016	$10,327	$10,316	$10,827	$10,293
11/30/2017	$11,028	$10,648	$11,593	$10,987
11/30/2018	$10,854	$10,505	$11,456	$10,885
11/30/2019	$11,934	$11,639	$12,478	$11,806
11/30/2020	$12,589	$12,486	$13,195	$12,320
11/30/2021	$13,064	$12,342	$13,375	$12,667
11/30/2022	$11,515	$10,758	$11,973	$11,513
11/30/2023	$12,065	$10,885	$12,695	$12,061
11/30/2024	$13,433	$11,633	$14,298	$13,228

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	9.22%	2.19%	3.00%
Class F Shares without sales load	11.34%	2.39%	3.10%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 585,418,737
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,574,073
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000062222
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Institutional Shares
Trading Symbol	STISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,784	$10,097	$10,008	$9,830
11/30/2016	$10,481	$10,316	$10,827	$10,293
11/30/2017	$11,238	$10,648	$11,593	$10,987
11/30/2018	$11,097	$10,505	$11,456	$10,885
11/30/2019	$12,238	$11,639	$12,478	$11,806
11/30/2020	$12,951	$12,486	$13,195	$12,320
11/30/2021	$13,481	$12,342	$13,375	$12,667
11/30/2022	$11,922	$10,758	$11,973	$11,513
11/30/2023	$12,531	$10,885	$12,695	$12,061
11/30/2024	$13,994	$11,633	$14,298	$13,228

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	11.68%	2.72%	3.42%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 585,418,737
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,574,073
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000177003
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	STILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,761	$10,097	$10,008	$9,830
11/30/2016	$10,426	$10,316	$10,827	$10,293
11/30/2017	$11,177	$10,648	$11,593	$10,987
11/30/2018	$11,025	$10,505	$11,456	$10,885
11/30/2019	$12,167	$11,639	$12,478	$11,806
11/30/2020	$12,872	$12,486	$13,195	$12,320
11/30/2021	$13,397	$12,342	$13,375	$12,667
11/30/2022	$11,845	$10,758	$11,973	$11,513
11/30/2023	$12,462	$10,885	$12,695	$12,061
11/30/2024	$13,908	$11,633	$14,298	$13,228

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	11.60%	2.71%	3.35%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 585,418,737
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,574,073
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]